UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-7062
PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)
206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA		91206
(Address of principal executive offices)		(Zip code)
GEORGE A. HENNING 206 N. JACKSON ST., SUITE 301 GLENDALE, CA 91206
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.                    Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Principal Amount	Value
US GOVERNMENT SECURITIES - 86.08%
US Treasury Bills
US Treasury Bill 12/23/04	$3,500,000	$3,486,630
US Government Agencies
Federal Home Loan Bank 4.47% 11/12/09	300,000	300,697
Federal Home Loan Bank 5.09% 10/22/12	180,000	180,047
Federal Home Loan Bank 4.10% 12/30/08	25,000	25,013
Federal Home Loan Bank 5.30% 08/16/12	500,000	508,742
Federal Home Loan Bank 5.05% 07/28/11	250,000	250,668
Federal Home Loan Bank 3.51% 11/07/07	350,000	350,071
Federal Home Loan Bank 4.75% 05/26/09	40,000	40,619
Federal Home Loan Bank 3.55% 05/23/08	275,000	275,719
Federal Home Loan Bank 4.30% 05/05/09	70,000	70,137
Federal Home Loan Bank 5.35% 12/24/12	536,364	536,522
Federal Home Loan Mortgage Corporation 5.00% 08/11/11	95,000	95,635
Federal Home Loan Mortgage Corporation 4.05% 11/05/08	50,000	50,083
Federal Home Loan Mortgage Corporation 4.375% 02/04/10	250,000	250,141
Federal Home Loan Mortgage Corporation 4.05% 11/17/09	130,000	130,753
Federal Home Loan Mortgage Corporation 4.125% 09/01/09	650,000	649,208
Federal Home Loan Mortgage Corporation 4.55% 02/07/11	500,000	502,947
Federal National Mortgage Association 1.80% 05/27/05	1,000,000	996,847
Federal National Mortgage Association 3.41% 08/28/07	500,000	501,486
Federal National Mortgage Association 4.08% 10/27/08	25,000	25,035
		5,740,370
Total US Government Securities
(Cost: $9,209,811)		9,227,000

	Number of Shares	Value
COMMON STOCK - 1.76%
Energy
PPL Corporation	4,000	188,720
Total Common Stock
(Cost: $168,440)		188,720

PREFERRED STOCK - 12.50%
Banks - Regional
Abbey National PLC Preferred B 7.375%	3,000	81,120
Bank One Capital I 8.00% 09/15/29	5,000	126,900
Chase Capital V 7.03%	10,000	251,100
First Bancorp Puerto Rico Preferred C 7.40%	19,900	530,534
		989,654
Real Estate Investment Trusts
Price Legacy Corporation Preferred A 8.75%	21,533	350,127
Total Preferred Stock
(Cost: $1,338,759)		1,339,781

TOTAL INVESTMENT SECURITIES - 100.34%
(Cost: $10,717,010)		$10,755,501

Other Assets less Liabilities - (0.34%)		(36,525)

TOTAL NET ASSETS - 100%		$10,718,976

*Non-income producing

See Accompanying Notes to Financial Statements

Pacific Advisors Income and Equity Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Principal Amount	Value
CORPORATE BONDS - 57.51%
Beverages
Anheuser Busch 7.125% 07/01/17	$165,000	$183,296
Anheuser Busch 7.25% 09/15/15	188,000	201,139
		384,435
Cosmetic/Personal Care
Scott Paper Company 10.00% 03/15/05	60,000	61,911
Entertainment
Time Warner, Inc. 8.11% 08/15/06	100,000	108,800
Financial Services - Diversified
General Electric Capital Floating Rate Note 01/01/49	75,000	74,832
General Electric Capital 8.50% 07/24/08	46,000	53,784
General Electric Capital 8.65% 05/15/09	50,000	60,182
General Electric Capital 8.875% 05/15/09	40,000	47,492
		236,290
Food
Gerber Products 9.00% 10/15/06	223,000	246,287
Food Retailers
Safeway, Inc. 9.875% 03/15/07	370,000	420,649
Gas
Piedmont Natural Gas Company 7.80% 09/29/10	250,000	298,067
Heavy Machinery
Deere & Company 8.95% 06/15/19	231,000	276,567
Insurance - Full Line
American General Financial 5.875% 12/15/05	100,000	103,803
Transamerica Corporation 9.375% 03/01/08	85,000	99,484
		203,287
Media
Liberty Media Corporation 7.75% 07/15/09	519,000	575,913
Medical
Johnson & Johnson 8.72% 11/01/24	140,000	146,662
Oil - Integrated Majors
Texaco Capital 8.625% 06/30/10	170,000	209,107
Retailers - Broadline
Wal-Mart Stores 8.00% 09/15/06	50,000	54,676
Telephone Systems
Bellsouth Capital Funding Corporation 6.04% 11/15/26	85,000	90,261
Bellsouth Telecommunications 6.30% 12/15/15	358,750	394,191
GTE Hawaiian Telecom 6.75% 02/15/05	100,000	101,459
SBC Communications 6.59% 09/29/08	35,000	38,029
SBC Communications 7.35% 05/24/10	275,000	316,868
SBC Communications 7.39% 05/24/10	155,000	176,825
Wisconsin Bell 6.35% 12/01/26	50,000	53,424
		1,171,057
Transportation
Norfolk Southern Corporation 7.40% 09/15/06	135,000	146,047
Utilities - Electric
Commonwealth Edison 8.00% 05/15/08	255,000	293,595
Northwestern Corporation 7.10% 08/01/05	125,000	125,000
Pennsylvania Power & Light 6.55% 03/01/06	75,000	78,675
Potomac Electric Power 6.25% 10/15/07	365,000	392,518
Potomac Electric Power 6.50% 09/15/05	115,000	118,965
Public Service Electric & Gas 6.75% 03/01/06	375,000	394,933
Public Service Oklahoma 6.50% 06/01/05	95,000	97,283
		1,500,969
Total Corporate Bonds
(Cost: $6,004,688)		6,040,724

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
COMMON STOCK - 17.39%
Aluminum
Alcoa, Inc.	1,000	$33,590
Automobile Parts
Genuine Parts Company	2,000	76,760
Banks - Money Center
Bank of America	2,000	86,660
Banks - Regional
Wilmington Trust Company	1,000	36,210
Chemicals - Specialty
International Flavors and Fragrances	2,000	76,400
Diversified Companies
General Electric	2,000	67,160
Electric
Dominion Resources	1,000	65,250
Financial Services - Specialty
Federal National Mortgage Corporation	1,500	95,100
Healthcare Provider
HCA, Inc.	1,000	38,150
Industrial Diversified
Tyco International Ltd.	2,000	61,320
Insurance - Property
American International Group, Inc.	1,000	67,990
Chubb Corporation	500	35,140
		103,130
Medical & Biotechnology
Johnson & Johnson	3,000	168,990
Mining - Diversified
Anglogold Ltd.*	1,000	38,900
Freeport McMoran*	1,000	40,500
		79,400
Non-Ferrous Metals
Phelps Dodge Corporation*	1,000	92,030
Oil - Integrated Majors
British Petroleum	1,000	57,530
Paper Products
International Paper	1,000	40,410
Pharmaceuticals
Pfizer, Inc.	2,500	76,500
Pipelines
El Paso Energy Corporation	1,000	9,190
Real Estate Investment Trusts
Hospitality Properties	11,500	488,635
Utilities
American Electric Power Company, Inc.	1,000	31,960
Public Service Enterprise Group, Inc.	1,000	42,600
		74,560
Total Common Stock
(Cost: $1,799,899)		1,826,975

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
PREFERRED STOCK - 7.36%
Banks - Regional
Bank One Capital I 8.00% 09/15/29	2,000	$50,760
Chase Capital V 7.03%	2,000	50,220
First Bancorp Puerto Rico Preferred C 7.40%	10,000	266,600
		367,580
Insurance - Full Line
ING Capital Funding Trust II	2,500	66,650
Insurance - Life
Phoenix Companies, Inc. 7.45% 01/15/32	3,500	89,215
Real Estate Investment Trusts
Price Legacy Corporation Preferred A 8.75%	15,380	250,079
Total Preferred Stock
(Cost: $757,649)		773,524

	Principal Amount	Value
US GOVERNMENT SECURITIES - 16.01%
US Treasury Bill
US Treasury Bill 10/07/04	$1,000,000	999,753
US Government Agencies
Federal Home Loan Bank 5.05% 02/14/13	230,000	231,346
Federal Home Loan Mortgage Corporation 4.125% 09/01/09	100,000	99,878
Federal Home Loan Mortgage Corporation 3.25% 09/21/09	100,000	100,320
Federal Home Loan Mortgage Corporation 3.25% 05/17/07	250,000	250,315
		681,859
Total US Government Securities
(Cost: $1,680,290)		1,681,612

TOTAL INVESTMENT SECURITIES - 98.27%
(Cost: $10,242,526)		$10,322,835

Short-Term Investments - 1.12%
United Missouri Bank Money Market Fiduciary Account		117,417

Other Assets Less Liabilities - 0.61%		64,346

TOTAL NET ASSETS - 100%		$10,504,598

*Non-income producing

See Accompanying Notes to Financial Statements

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Number of Shares	Value
COMMON STOCK - 57.00%
Advertising
Interpublic Group*	60,000	$635,400
Aerospace & Defense
Boeing Company	7,500	387,150
Banks - Money Center
Banco Latinamericano De Exportaciones	35,000	537,250
Banks - Regional
Washington Mutual	7,500	293,100
Biotechnology
Cambrex Corporation	16,000	351,200
Mylan Labs	27,000	486,000
		837,200
Chemicals - Specialty
Cabot Micro Electronics, Inc.*	10,000	362,500
Communications
Automatic Data Processing	6,000	247,920
Nokia Corporation ADR	30,000	411,600
		659,520
Computers & Related Equipment
Sandisk Corporation	10,000	291,200
Diversified Companies
General Electric	15,000	503,700
SPX Corporation	18,000	637,200
		1,140,900
Energy
Suncor Energy, Inc.	15,000	480,150
Entertainment
AT&T - Liberty Media Group Class A*	30,000	261,600
Disney*	10,000	225,500
Liberty Media International, Inc.	7,200	240,206
Viacom, Inc.	7,500	251,700
		979,006
Financial Services
H&R Block	8,000	395,360
Financial Services - Specialty
Federal Home Loan Mortgage Association	6,000	391,440
Food
Cadbury Schweppes	9,000	278,190
Forest Products
Rayonier, Inc.	10,683	483,299
Industrial
Cubic Corporation	12,000	274,800
Industrial - Diversified
Tyco International Ltd.	15,000	459,900
Industrial & Commercial Services
GATX Corporation	15,000	399,900
Reliance Steel	8,000	317,600
		717,500

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
COMMON STOCK continued
Insurance - Full Line
Berkshire Hathaway, Inc. - Class A*	4	$346,600
Marsh & McLennan	6,000	274,560
		621,160
Insurance - Life
MetLife, Inc.*	7,500	289,875
Insurance - Property
Chubb Corporation	4,000	281,120
Oil - Drilling
Devon Energy Corp.	5,000	355,050
Oil - Integrated Majors
British Petroleum	10,000	575,300
Oilfield Equipment Services
Cooper Cameron*	6,000	329,040
Media
Time Warner*	18,000	290,520
Medical & Biotechnology
Inverness Medical Innovations, Inc.*	20,000	416,000
Johnson & Johnson	5,000	281,650
		697,650
Medical Equipment
Perkin Elmer	12,000	206,640
Mining - Diversified
Rio Tinto PLC	4,000	434,600
Pharmaceuticals
Bristol Myers Squibb Company	15,000	355,050
Pfizer, Inc.	12,000	367,200
Pharmaceutical Resources, Inc.*	10,000	359,300
Wyeth	6,000	224,400
		1,305,950
Pipelines
Williams Companies, Inc.	30,000	363,000
Publishing
Moodys Corporation	5,000	366,250
R H Donnelley Corporation*	5,000	246,800
		613,050
Real Estate Investment Trusts
Catellus Development Corporation	13,946	369,709
Retailers - Specialty
Hot Topic, Inc.	10,000	170,400
Michaels Stores, Inc.	5,000	296,050
		466,450
Software & Computer Processing Equipment
Microsoft*	15,000	414,750
Reynolds and Reynolds	10,000	246,700
		661,450
Technology
Lucent Technologies*	35,000	110,950
Utilities - Electric
Adesa Corporation	10,000	164,300
Allete, Inc.	10,000	325,011
Duke Energy Corporation	17,500	400,575
First Energy Corporation	9,000	369,720
		1,259,606

Total Common Stock
(Cost: $14,918,512)		18,834,985

*Non-income producing

See Accompanying Notes to Financial Statements

	Principal Amount	Value
CORPORATE BONDS - 36.89%
Aluminum
Reynolds Metals 9.20% 04/24/06	$200,000	$218,174
Banks - Regional
Bank of America Corporation 6.00% 03/15/06	100,000	104,257
Beverages
Anheuser Busch 7.25% 09/15/15	620,000	663,330
Seagrams & Sons 7.00% 04/15/08	310,000	330,124
		993,454
Financial Services
Beneficial Corporation 8.40% 05/15/08	155,000	177,822
General Electric Capital 8.125% 05/15/12	269,000	327,101
General Electric Capital 8.30% 09/20/09	270,000	320,807
General Motors Acceptance Corporation 8.75% 07/15/05	520,000	542,702
		1,368,432
Food
Gerber Products 9.00% 10/15/06	759,000	838,259
Food Retailers
Safeway, Inc. 9.30% 02/01/07	517,000	578,489
Safeway, Inc. 9.875% 03/15/07	623,000	708,281
		1,286,770
Heavy Machinery
Deere & Company 8.95% 06/15/19	173,000	207,126
Home Furnishings
Whirlpool Corporation 9.10% 04/24/06	250,000	288,866
Industrial
Tyco International Group 5.875% 11/01/04	458,000	459,211
Tyco International Group 6.375% 06/15/05	369,000	378,471
		837,682
Insurance - Full Line
Cigna Corporation 7.40% 06/15/07	400,000	437,988
Old Republic International 7.00% 06/15/07	200,000	218,945
Transamerica Corporation 9.375% 03/01/08	400,000	468,160
		1,125,093
Medical Equipment
Mallinckrodt 6.50% 11/15/07	380,000	411,827
Oil - Integrated Majors
Atlantic Richfield 9.125% 03/01/11	501,000	634,914
Enron Oil & Gas 6.50% 12/01/07	145,000	159,381
Enron Oil & Gas 6.70% 11/15/06	47,000	50,723
		845,018
Telephone Systems
AT&T Corporation 8.35% 01/15/25	420,000	428,400
Bellsouth Telecommunications 6.30% 12/15/15	538,125	591,286
GTE Hawaiian Telecommunications 7.00% 01/01/06	545,000	561,729
GTE South, Inc. 6.125% 06/15/07	100,000	107,092
New England Telephone & Telecommunications 6.875% 10/01/23	135,000	137,838
		1,826,345

*Non-income producing

See Accompanying Notes to Financial Statements

	Principal Amount	Value
CORPORATE BONDS continued
Utilities - Electric
Florida Power & Light 6.00% 06/01/08	$200,000	$216,008
Niagara Mohawk Power 9.75% 11/01/05	510,000	548,543
Northwestern Corporation 7.00% 08/15/23	250,000	236,250
Northwestern Corporation 7.10% 08/01/05	325,050	325,000
Potomac Electric Power 6.25% 10/15/07	200,000	215,079
Potomac Electric Power 6.50% 03/15/08	125,000	135,713
Potomac Electric Power 5.875% 10/15/08	100,000	107,025
Reliant Energy Mid Atlantic 9.237% 07/02/17	49,281	53,716
		1,837,334
Total Corporate Bonds
(Cost: $12,058,346)		12,188,637

US GOVERNMENT SECURITIES - 3.78%
US Treasury Bill
US Treasury Bill 10/07/04	1,250,000	1,249,692
Total US Government Securities
(Cost: $1,249,692)		1,249,692

	Number of Shares	Value
PREFERRED STOCK - 1.82%
Real Estate Investment Trusts
Price Legacy Corporation Preferred A 8.75%	36,913	600,205
Total Preferred Stock
(Cost: $553,333)		600,205

TOTAL INVESTMENT SECURITIES - 99.49%
(Cost: $28,779,883)		$32,873,519

Other Assets Less Liabilities - 0.51%		169,040

TOTAL NET ASSETS - 100%		$33,042,559

*Non-income producing

See Accompanying Notes to Financial Statements

Pacific Advisors Growth Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Number of Shares	Value
COMMON STOCK - 79.80%
Banks - Money Center
HSBC Holding PLC	160	$12,768
Banks - Regional
Sovereign Bancorp, Inc.*	1,000	21,820
Biotechnology
Cambrex Corporation	500	10,975
Commercial Services
Tetra Tech, Inc.*	1,250	15,838
Communications Technology
Andrew Corporation*	1,000	12,240
Qualcomm, Inc.	1,000	39,040
		51,280
Computers & Related Equipment
International Business Machines	200	17,148
Intervoice, Inc.	2,000	21,540
		38,688
Diversified Companies
General Electric	1,000	33,580
ITT Industries	300	23,997
		57,577
Forest Products
Louisiana Pacific Corporation	2,000	51,900
Health Care Provider
America Service Group*	1,501	61,601
Home Furnishings
Furniture Brands International, Inc.	500	12,540
Industrial - Diversified
Tyco International, Ltd.	1,000	30,660
Insurance - Specialty
Caremark Rx, Inc.	1,935	62,055
Medical & Biotechnology
Johnson & Johnson	800	45,064
McKesson Corporation HBOC, Inc.	500	12,825
Quest Diagnostics, Inc.	300	26,466
		84,355
Medical Equipment, Devices & Supplies
Becton, Dickinson and Company	500	25,850
St. Jude Medical, Inc.*	1,000	75,270
Zimmer Holdings, Inc.*	500	39,520
		140,640
Mining - Diversified
Anglogold Ltd.	1,000	38,900
Freeport McMoran*	500	20,250
		59,150
Non - Ferrous Metals
Phelps Dodge Corporation*	500	46,015
Oil - Integrated Majors
Apache Corporation	1,000	50,110
Exxon Mobil Corporation	400	19,332
		69,442
Paper Products
Georgia Pacific Corporation	1,000	35,950
Pharmaceuticals
Pfizer, Inc.	1,200	36,720

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
COMMON STOCK continued
Restaurants
AppleBee’s International	1,125	$28,440
Retailers - Specialty
Linens ‘n Things, Inc.*	1,000	23,170
Software & Computer Processing Equipment
Oracle Corporation*	800	9,024
Siebel Systems, Inc.*	500	3,770
		12,794
Total Common Stock
(Cost: $834,870)		964,378

TOTAL INVESTMENT SECURITIES - 79.80%
(Cost: $834,870)		$964,378

Short-Term Investments - 20.49%
United Missouri Bank Money Market Fiduciary Account		247,556

Other Assets Less Liabilities - (0.29%)		(3,497)

TOTAL NET ASSETS - 100%		$1,208,437

*Non-income producing

See Accompanying Notes to Financial Statements

Pacific Advisors Multi-Cap Value Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Number of Shares	Value
COMMON STOCK - 97.09%
Airlines
Jetblue Airway’s Corporation	$9,000	$188,280
Banks - Money Center
Citigroup, Inc.	3,000	132,360
JP Morgan	5,000	198,650
		331,010
Banks - Regional
Washington Mutual	5,000	195,400
Communications
AT&T Corporation	8,000	114,560
Comcast Corporation*	5,955	168,169
		282,729
Communications Technology
Lucent Technologies*	65,000	206,050
Computers & Related Equipment
Cisco Systems, Inc.*	10,000	181,000
International Business Machines	3,000	257,220
Unisys Corporation*	13,000	134,160
		572,380
Electrical Components & Equipment
Arrow Electronics, Inc.*	8,000	180,640
Entertainment
Activision, Inc.*	15,000	208,050
Financial Services - Diversified
Nationwide Financial Services, Inc.	4,500	157,995
Golfing Equipment
Callaway Golf Company	20,000	211,400
Industrial
Metrologic Instruments*	12,000	190,200
Insurance - Full Line
Lincoln National Corporation	3,500	164,500
Investment Companies
Goldman Sachs Group, Inc.	2,500	233,100
Medical & Biotechnology
Endo Pharmaceuticals*	10,000	183,600
Serlogicals Corporation*	11,500	268,295
		451,895
Medical Equipment & Supplies
Closure Medical	11,000	156,640
Oil - Integrated Majors
Chevron Texaco Corporation	3,000	160,920
Marathon Oil Corporation	6,000	247,680
Royal Dutch	3,000	154,800
		563,400
Oilfield Equipment Services
Schlumberger	2,500	168,275
Pharmaceuticals
Pfizer, Inc.	7,000	214,200
Schering-Plough Corporation	12,000	228,720
Watson Pharmaceuticals*	5,000	147,300
		590,220

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
COMMON STOCK continued
Pipelines
Williams Companies, Inc.	19,000	$229,900
Retailers - Drug Based
Sola International, Inc.*	13,000	247,650
Retailers - Specialty
Home Depot, Inc.	6,000	235,200
Pier 1 Imports, Inc.	11,000	198,880
Target Corporation	4,500	203,625
		637,705
Semiconductor & Related
Intel Corporation	10,000	200,600
Software & Computer Processing Equipment
Microsoft*	7,000	193,550
Telephone Systems
Bellsouth*	6,500	176,280
SBC Communications	7,500	194,625
		370,905
Total Common Stock
(Cost: $6,717,824)		6,932,474

TOTAL INVESTMENT SECURITIES - 97.09%
(Cost: $6,717,824)		$6,932,474

Short-Term Investments - 3.21%
United Missouri Bank Money Market Fiduciary Account		229,388

Other Assets Less Liabilities - (0.30%)		(21,389)

TOTAL NET ASSETS - 100%		$7,140,473

*Non-income producing

See Accompanying Notes to Financial Statements

Pacific Advisors Small Cap Fund

Schedule of Investments (Unaudited)

September 30, 2004

	Number of Shares	Value
COMMON STOCK - 100.17%
Aerospace & Defense
Aviall, Inc.*	22,500	$459,000
Apparel
Ashworth, Inc.*	42,000	344,400
Auto - Retail
Sonic Automotive, Inc.	23,000	461,150
Auto Parts
Keystone Automotive Industries, Inc.*	15,000	330,000
Titan International, Inc.	64,100	615,360
		945,360
Banks - Regional
East West Bancorp, Inc.	12,000	403,080
Nara Bank National Association	20,000	403,000
		806,080
Building Materials
ElkCorp	22,000	610,720
Commercial Services
Carlisle Holdings Ltd.*	40,000	254,400
Darling International, Inc.	40,000	172,400
Team, Inc.*	22,000	340,120
Tetra Tech, Inc.	20,000	253,400
		1,020,320
Consumer Services
Service Corporation International*	40,000	248,400
Containers/Packaging
Mobile Mini, Inc.*	20,000	496,000
Electrical Components & Equipment
Bell Microproducts, Inc.*	35,000	271,600
Food
Monterey Pasta Company *	25,000	84,025
Footwear
Genesco, Inc.*	12,000	282,600
Gas - Integrated
Denbury Resources, Inc.*	24,000	609,600
Golfing Equipment
Callaway Golf Company	22,000	232,540
Healthcare Provider
America Service Group*	22,000	902,880
United American Health Care*	95,000	488,300
		1,391,180
Insurance - Full Line
Gainsco, Inc.*	20,000	19,800
Metal Processing
Commercial Metals Corporation*	14,000	556,080
Office Equipment
Danka Business Systems	78,000	296,400
Oil - Drilling
Harvest Natural Resources*	26,000	431,600
Mission Resources Corporation	60,000	377,400
		809,000

*Non-income producing

See Accompanying Notes to Financial Statements

	Number of Shares	Value
COMMON STOCK continued
Oil - Integrated Majors
Chesapeake Energy Corporation	18,000	$284,940
Remington Oil & Gas Corporation*	11,000	288,750
		573,690
Oilfield Equipment & Services
Mitcham Industries, Inc.*	90,000	554,400
Railroads
Railamerica, Inc.*	70,000	773,500
Restaurants
Dave and Busters, Inc.	16,000	303,680
Retailers - Specialty
Conns, Inc.	26,000	363,480
EZCorp, Inc.	35,000	304,535
First Cash Financial Services, Inc.*	24,000	480,720
		1,148,735
Semiconductor & Related
Camtek Ltd.*	64,060	253,677
Software & Processing
Carreker Corporation *	25,000	190,250
Intervoice, Inc.*	85,410	919,866
Tyler Technologies*	50,000	442,000
		1,552,116
Telephone Systems
Talk America Holdings, Inc.*	40,000	209,200
Transportation
Frozen Food Express Industries, Inc.*	40,000	303,600
SCS Transportation*	27,000	511,380
US Xpress Enterprises*	22,000	407,880
		1,222,860
Total Common Stock
(Cost: $10,891,523)		16,536,113

TOTAL INVESTMENT SECURITIES - 100.17%
(Cost: $10,891,523)		16,536,113

Other Assets Less Liabilities - (0.17%)		(27,838)

TOTAL NET ASSETS - 100%		$16,508,275

*Non-income producing

See Accompanying Notes to Financial Statements

Item 2.	Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
George A. Henning
Chief Executive Officer

Date:	November 29, 2004

By:	/s/ Barbara A. Kelley
Barbara A. Kelley
Chief Financial Officer

Date:	November 29, 2004